Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The below table and related disclosure is provided in compliance with Item 402(v) of Regulation S-K (the “PvP disclosure rules”), which presents for the previous three fiscal years (i) the total and average total compensation set forth in the Summary Compensation Table (“SCT”) for the Chief Executive Officer and the named executive officers as a group (excluding the Chief Executive Officer), respectively, (ii) the total and average total “compensation actually paid” (as determined in accordance with the PvP disclosure rules) for the Chief Executive Officer (“Compensation Actually Paid to PEO”) and the named executive officers as a group (excluding the Chief Executive Officer) (“Average Summary Compensation Actually Paid to Non-PEO NEOs”), respectively, (iii) the Company’s cumulative Total Shareholder Return (“Cumulative TSR”) and the cumulative TSR (“Peer Group Cumulative TSR”) of our Item 402(v) peer group (“PvP Peer Group”) and (iv) Adjusted EBITDA.

Unaudited
					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation on Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation on Table Total for Non-PEO NEOs(3)	Average Summary Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (In Thousands)	Total Adjusted EBITDA (In Thousands)(5)
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2022	$1,306,202	$967,399	$1,273,459	$1,175,500	$48	$103	$(27,571)	$37,590
2021	781,236	852,582	518,215	574,633	120	170	3,364	48,821
2020	662,016	727,497	405,934	452,041	105	174	5,775	50,973

(1)	Mr. Noss served as Principal Executive Officer (“PEO”) for all three years. Messrs Singh, Reilly, Woroch and Fausett served as the Non-PEO NEOs for all three years.
(2)

Represents Compensation Actually Paid (“CAP”) for our PEO and average CAP for our Non-PEO NEOs as a group, as computed in accordance with the PvP disclosure rules (determined as set forth below). The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by our NEOs during the covered years.

PEO Total Compensation Amount	$ 1,306,202	$ 781,236	$ 662,016
PEO Actually Paid Compensation Amount	$ 967,399	852,582	727,497
Adjustment To PEO Compensation, Footnote
Adjustment to Determine CAP for PEO
Summary Compensation Table(a)	2022	2021	2020
SCT Total for PEO	$1,306,202	$781,236	$662,016
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(561,542)	(125,719)	(90,315)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	525,790	142,214	128,144
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	(197,560)	41,789	32,645
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	-	-	-
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	(105,491)	13,062	(4,994)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	-	-	-
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	-	-	-
Total Adjustments	(338,803)	71,346	65,481
Compensation Actually Paid	$967,399	$852,582	$727,497

(a)

We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)

The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, as well as the "Subsidiary Stock Options" column of the Other Compensation table breakdown.

(c)

In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation Expense” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K/A for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 1,273,459	518,215	405,934
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,175,500	574,633	452,041
Adjustment to Non-PEO NEO Compensation Footnote
Adjustment to Determine CAP for Non-PEO Named Executive Officers as a Group
Summary Compensation Table(a)	2022	2021	2020
Average SCT Total for Non-PEO Named Executive Officers	$1,273,459	$518,215	$405,934
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(677,539)	(113,147)	(45,839)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	633,373	127,992	64,073
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	(94,589)	20,622	27,648
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	-	-	-
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	40,432	20,950	225
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	-	-	-
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	-	-	-
Total Adjustments	(97,959)	56,418	46,107
Compensation Actually Paid	$1,175,500	$574,633	$452,041

(a)

We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)

The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, as well as the "Subsidiary Stock Options" column of the Other Compensation table breakdown.

(c)

In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation Expense” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

(3)	Amounts reflected in this column represents the average “Total Compensation” from the SCT and CAP for our Non-PEO NEOs as a group for the covered years.
(4)

The dollar amounts reported in column (g) represent the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: RDG Internet Composite Index.

(5)	We identified Adjusted EBITDA as our Company-Selected Measure that represents, in our view, the most important measure used to link CAP to performance. Adjusted EBITDA is a non-GAAP measure.

Compensation Actually Paid vs. Total Shareholder Return
Narrative to the Pay versus Performance Table

As discussed in our disclosures under the “Incentive bonus program” section of this proxy statement, Adjusted EBITDA was the only performance measure used directly in the calculation of compensation paid for Fiscal 2020, Fiscal 2021 and Fiscal 2022. Beginning in Fiscal 2023, the Company has replaced Adjusted EBITDA incentive bonus targets with segment targets that are more individually aligned to each NEO's ability to impact Company performance and drive long-term EBITDA growth.

The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in Fiscal 2020, Fiscal 2021 and Fiscal 2022 to the Company’s Cumulative TSR. It also compares the Company’s Cumulative TSR with its Peer Group’s Cumulative TSR.

Compensation Actually Paid vs. Company Selected Measure

Relationship between CAP, the Company’s Adjusted EBITDA for FY 2020-2022

The following graph demonstrates the relationship of the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Noss) with the Company’s Adjusted EBITDA over the three fiscal years presented in the table. It should be noted that Adjusted EBITDA targets used to determine CAP in Fiscal 2022 were lowered to reflect the expected impact of accelerated build of our Ting Fiber Network and scaling up of operations on consolidated Adjusted EBITDA.

Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine CAP

The list below includes the one financial performance measure that in our assessment represents the most important financial performance measure used to link compensation actually paid to our named executive officers, for Fiscal 2022, to company performance. There is the only one performance measure included in the below list because our named executive officers’ compensation was only linked to this financial performance measure in Fiscal 2022.

Most Important Performance Measure(s)

Adjusted EBITDA(1)

(1) Adjusted EBITDA is a non-GAAP financial performance metric.

Total Shareholder Return Amount	$ 48	120	105
Peer Group Total Shareholder Return Amount	103	170	174
Net Income (Loss)	$ (27,571,000)	$ 3,364,000	$ 5,775,000
Company Selected Measure Amount	37,590	48,821	50,973
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (561,542)	$ (125,719)	$ (90,315)
PEO Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	525,790	142,214	128,144
PEO Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(197,560)	41,789	32,645
PEO Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,491)	13,062	(4,994)
PEO Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(338,803)	71,346	65,481
NEO Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(677,539)	(113,147)	(45,839)
NEO Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	633,373	127,992	64,073
NEO Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,589)	20,622	27,648
NEO Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,432	20,950	225
NEO Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (97,959)	$ 56,418	$ 46,107